Goodwill and Other Intangible Assets - Schedule of Movements in Other Intangible Assets (Details) - EUR (€) € in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Amortization expense		€ (1,061)	€ (1,035)	€ (2,172)
Carrying amount of intangible assets		26,653		24,319
Gross value
Disclosure of detailed information about intangible assets [line items]
Acquisitions and other increases		813
Disposals and retirements, intangible assets other than goodwill		(83)
Increase (decrease) through net exchange differences, intangible assets other than goodwill		1,293
Increase (decrease) through transfers, intangible assets other than goodwill		13
Carrying amount of intangible assets		89,115		85,313
Change In Scope Of Consolidation Through Business Combination, Intangible Assets	[1]	1,766
Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Disposals and retirements, intangible assets other than goodwill		82
Increase (decrease) through net exchange differences, intangible assets other than goodwill		(775)
Increase (decrease) through transfers, intangible assets other than goodwill		(5)
Amortization expense		1,136
Impairment losses, net of reversals	[2]	(366)
Other intangible assets, ending balance		26,653
Carrying amount of intangible assets		(62,462)		(60,994)	[1]
Acquired R&D
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible assets				6,038
Acquired R&D | Gross value
Disclosure of detailed information about intangible assets [line items]
Acquisitions and other increases		571
Disposals and retirements, intangible assets other than goodwill		(49)
Increase (decrease) through net exchange differences, intangible assets other than goodwill		236
Increase (decrease) through transfers, intangible assets other than goodwill		2
Carrying amount of intangible assets		12,298		9,772
Change In Scope Of Consolidation Through Business Combination, Intangible Assets	[1]	1,766
Acquired R&D | Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Disposals and retirements, intangible assets other than goodwill		49
Increase (decrease) through net exchange differences, intangible assets other than goodwill		(70)
Increase (decrease) through transfers, intangible assets other than goodwill		0
Amortization expense		0
Impairment losses, net of reversals	[2]	13
Other intangible assets, ending balance		8,530
Carrying amount of intangible assets		(3,768)		(3,734)	[1]
Products, trademarks and other rights
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible assets				17,825
Products, trademarks and other rights | Gross value
Disclosure of detailed information about intangible assets [line items]
Acquisitions and other increases		201
Disposals and retirements, intangible assets other than goodwill		(27)
Increase (decrease) through net exchange differences, intangible assets other than goodwill		1,050
Increase (decrease) through transfers, intangible assets other than goodwill		12
Carrying amount of intangible assets		74,969		73,733
Change In Scope Of Consolidation Through Business Combination, Intangible Assets	[1]	0
Products, trademarks and other rights | Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Disposals and retirements, intangible assets other than goodwill		27
Increase (decrease) through net exchange differences, intangible assets other than goodwill		(701)
Increase (decrease) through transfers, intangible assets other than goodwill		(4)
Amortization expense		1,084
Impairment losses, net of reversals	[2]	(379)
Other intangible assets, ending balance		17,678
Carrying amount of intangible assets		(57,291)		(55,908)	[1]
Software
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible assets				456
Software | Gross value
Disclosure of detailed information about intangible assets [line items]
Acquisitions and other increases		41
Disposals and retirements, intangible assets other than goodwill		(7)
Increase (decrease) through net exchange differences, intangible assets other than goodwill		7
Increase (decrease) through transfers, intangible assets other than goodwill		(1)
Carrying amount of intangible assets		1,848		1,808
Change In Scope Of Consolidation Through Business Combination, Intangible Assets	[1]	0
Software | Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Disposals and retirements, intangible assets other than goodwill		6
Increase (decrease) through net exchange differences, intangible assets other than goodwill		(4)
Increase (decrease) through transfers, intangible assets other than goodwill		(1)
Amortization expense		52
Impairment losses, net of reversals	[2]	0
Other intangible assets, ending balance		445
Carrying amount of intangible assets		€ (1,403)		€ (1,352)	[1]

[1]	Impact of the acquisition of Inhibrx, Inc (see Note B.1.).
[2]	See Note B.4